Exhibit 99.1

World Omni Select Auto Trust 2026-A
Monthly Servicer Certificate
August 31, 2026

Dates Covered
Collections Period	08/01/26 - 08/31/26
Interest Accrual Period	08/17/26 - 09/14/26
30/360 Days	30
Actual/360 Days	29
Distribution Date	09/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/26	672,912,252.97	21,554
Principal Payments	17,755,576.80	353
Defaulted Receivables	244,069.86	11
Repurchased Accounts	0.00	0
Pool Balance at 08/31/26	654,912,606.31	21,190

Pool Statistics	$ Amount	# of Accounts
Pool Factor	95.12%
Prepayment ABS Speed	1.39%
Aggregate Starting Principal Balance	688,498,417.30	21,839

Delinquent Receivables:
Past Due 31-60 days	23,140,235.73	911
Past Due 61-90 days	6,229,454.63	202
Past Due 91-120 days	119,208.85	3
Past Due 121+ days	0.00	0
Total	29,488,899.21	1,116

Total 31+ Delinquent as % Ending Pool Balance	4.50%
Total 61+ Delinquent as % Ending Pool Balance	0.97%
Delinquency Trigger Occurred	NO

Recoveries	118,674.24
Aggregate Net Losses/(Gains) - August 2026	125,395.62
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.22%
Prior Net Losses/(Gains) Ratio	0.09%
Second Prior Net Losses/(Gains) Ratio	N/A
Third Prior Net Losses/(Gains) Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.03%

Overcollateralization Target Amount	88,413,201.85
Actual Overcollateralization	78,775,103.95
Weighted Average Contract Rate	9.85%
Weighted Average Remaining Term	65.92

Flow of Funds	$ Amount
Collections	23,419,333.28
Investment Earnings on Cash Accounts	18,072.38
Servicing Fee	(700,950.26)
Transfer to Collection Account	-
Available Funds	22,736,455.40

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per calendar year)	-
(2) Class A Interest	1,973,407.57
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	119,966.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	145,551.25
(7) Noteholders' Third Priority Principal Distributable Amount	-
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	20,497,530.58
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	-

Total Distributions of Available Funds	22,736,455.40

Servicing Fee	700,950.26
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	551,480,000.00
Original Class B	29,260,000.00
Original Class C	34,450,000.00

Total Class A, B, C
Note Balance @ 08/17/26	596,635,032.94
Principal Paid	20,497,530.58
Note Balance @ 09/15/26	576,137,502.36

Class A-1
Note Balance @ 08/17/26	99,045,032.94
Principal Paid	20,497,530.58
Note Balance @ 09/15/26	78,547,502.36
Note Factor @ 09/15/26	66.7920938%

Class A-2a
Note Balance @ 08/17/26	206,940,000.00
Principal Paid	0.00
Note Balance @ 09/15/26	206,940,000.00
Note Factor @ 09/15/26	100.0000000%

Class A-2b
Note Balance @ 08/17/26	40,000,000.00
Principal Paid	0.00
Note Balance @ 09/15/26	40,000,000.00
Note Factor @ 09/15/26	100.0000000%

Class A-3
Note Balance @ 08/17/26	186,940,000.00
Principal Paid	0.00
Note Balance @ 09/15/26	186,940,000.00
Note Factor @ 09/15/26	100.0000000%

Class B
Note Balance @ 08/17/26	29,260,000.00
Principal Paid	0.00
Note Balance @ 09/15/26	29,260,000.00
Note Factor @ 09/15/26	100.0000000%

Class C
Note Balance @ 08/17/26	34,450,000.00
Principal Paid	0.00
Note Balance @ 09/15/26	34,450,000.00
Note Factor @ 09/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,238,924.82
Total Principal Paid	20,497,530.58
Total Paid	22,736,455.40

Class A-1
Coupon	4.03400%
Interest Paid	321,857.84
Principal Paid	20,497,530.58
Total Paid to A-1 Holders	20,819,388.42

Class A-2a
Coupon	4.52000%
Interest Paid	779,474.00
Principal Paid	0.00
Total Paid to A-2a Holders	779,474.00

Class A-2b
SOFR Rate	3.63650%
Coupon	4.19650%
Interest Paid	135,220.56
Principal Paid	0.00
Total Paid to A-2b Holders	135,220.56

Class A-3
Coupon	4.73000%
Interest Paid	736,855.17
Principal Paid	0.00
Total Paid to A-3 Holders	736,855.17

Class B
Coupon	4.92000%
Interest Paid	119,966.00
Principal Paid	0.00
Total Paid to B Holders	119,966.00

Class C
Coupon	5.07000%
Interest Paid	145,551.25
Principal Paid	0.00
Total Paid to C Holders	145,551.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.6394038
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	33.3190243
Total Distribution Amount	36.9584281

A-1 Interest Distribution Amount	2.7368864
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	174.2987294
Total A-1 Distribution Amount	177.0356158

A-2a Interest Distribution Amount	3.7666667
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	3.7666667

A-2b Interest Distribution Amount	3.3805140
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	3.3805140

A-3 Interest Distribution Amount	3.9416667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.9416667

B Interest Distribution Amount	4.1000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.1000000

C Interest Distribution Amount	4.2250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.2250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 08/17/26	3,442,492.09
Investment Earnings	10,222.80
Investment Earnings Paid	(10,222.80)
Deposit/(Withdrawal)	-
Balance as of 09/15/26	3,442,492.09
Change	-

Required Reserve Amount	3,442,492.09

Credit Risk Retention Information

World Omni Financial Corp. (“World Omni”), as “originator” for the purposes of the EU Securitization Rules (as defined in the Sale and Servicing Agreement), continues to retain, a material net economic interest (the “EU Retained Interest”), in the form of retention of a first loss tranche as described in option (d) of Article 6(3) of the EU Securitization Regulation, by holding all the limited liability company interests in World Omni Auto Receivables LLC (“WOAR”), which in turn retains the Certificates (as defined in the Sale and Servicing Agreement) issued by World Omni Select Auto Trust 2026-A, such Certificates representing at least 5% of the aggregate nominal value of the Receivables (as defined in the Sale and Servicing Agreement) in the pool.

World Omni has not (and has not permitted WOAR or any of its other affiliates to subject the EU Retained Interest to any hedge or otherwise mitigate its credit risk under or associated with the EU Retained Interest, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest) subject the EU Retained Interest to any credit risk mitigation or hedging, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest, except, in each case to the extent permitted in accordance with the EU Securitization Rules. Further, World Omni has not changed the retention option or method of calculating the EU Retained Interest.